April 17, 2009 VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Penwest Pharmaceuticals Co. Commission File No. 000-23467 Preliminary Proxy Materials
Ladies and Gentlemen:
On behalf of Penwest Pharmaceuticals Co. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Annual Meeting of Stockholders, Proxy Statement and Proxy relating to the Company’s 2009 Annual Meeting of Stockholders to be held on June 10, 2009 (the “Annual Meeting”). The Company anticipates releasing its definitive proxy materials to stockholders on or about May 4, 2009.
In accordance with Instruction 3 to Item 10 of Schedule 14A, attached as an appendix to the proxy statement is the amendment to the 1997 Employee Stock Purchase Plan (the “Plan”) to be acted upon at the Annual Meeting. Please note that the Plan is not a part of the proxy statement and will not be included in the proxy materials distributed to stockholders. In accordance with Instruction 5 to Item 10 of Schedule 14A, the Company hereby supplementally informs the Commission that the Company expects to file a Registration Statement on Form S-8 to register the additional shares of common stock that are issuable under the Plan.
In accordance with the Notes to Rule 14a-6(a), the Company hereby informs the Commission that these preliminary proxy materials are only being filed because the Company has commented on or referred to a solicitation in opposition in connection with the Annual Meeting.
Please call the undersigned at (617) 526-6314 if you have any questions or comments regarding this matter.
Very truly yours,
/s/ Michael Penney
Michael Penney
MP:smd
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